Description of Business - Additional Information (Details)	Jun. 30, 2022 USD ($) Director $ / shares	Mar. 02, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares	Jan. 31, 2021 USD ($) $ / shares
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Accumulated deficit | $	$ 227,575,000		$ 207,131,331
Rigetti Holdings Inc [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.000001	$ 0.000001
Number of board members | Director	8
Accumulated deficit | $			$ 207,131,331	$ 168,889,832
Supernova Acquistion [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of board members | Director	1
Class A Ordinary Shares | Conversion Of Common Stock Shares From The Previous Company To The Current Company [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Class A Ordinary Shares | Conversion Of Common Stock Shares From The Previous Company To The Current Company [Member] | Rigetti Holdings Inc [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common Stock, Par or Stated Value Per Share		0.0001
Class B Ordinary Shares | Conversion Of Common Stock Shares From The Previous Company To The Current Company [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001